Report of the directors financial review risk report - Summary of financial instruments to which the impairment requirements in IFRS 9 are applied (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Loans and advances to customers at amortised cost
Disclosure of financial assets [line items]
Financial assets	£ 94,840	£ 91,177
Loans and advances to banks at amortised cost
Disclosure of financial assets [line items]
Financial assets	16,349	10,784
Gross carrying/ nominal amount
Disclosure of financial assets [line items]
Off-balance sheet commitments	138,171	126,749
Financial assets and off-balance sheet loan commitments	504,488	432,006
Gross carrying/ nominal amount | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	366,317	305,257
Gross carrying/ nominal amount | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	96,064	92,331
Gross carrying/ nominal amount | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	16,384	10,789
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	253,869	202,137
Gross carrying/ nominal amount | – cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	126,759	108,482
Gross carrying/ nominal amount | – items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	801	346
Gross carrying/ nominal amount | – reverse repurchase agreements – non-trading | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	57,996	54,448
Gross carrying/ nominal amount | – financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	1,563	10
Gross carrying/ nominal amount | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	66,750	38,851
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	37,077	41,188
Gross carrying/ nominal amount | – personal | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	25,738	25,394
Gross carrying/ nominal amount | – corporate and commercial | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	57,678	56,087
Gross carrying/ nominal amount | – non-bank financial institutions | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	12,648	10,850
Gross carrying/ nominal amount | Loans and other credit related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	134,227	115,695
Gross carrying/ nominal amount | Loans and other credit related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	2,432	2,269
Gross carrying/ nominal amount | Loans and other credit related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	65,672	63,352
Gross carrying/ nominal amount | Loans and other credit related commitments | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	66,123	50,074
Gross carrying/ nominal amount | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	3,944	11,054
Gross carrying/ nominal amount | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	25	26
Gross carrying/ nominal amount | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	2,764	9,894
Gross carrying/ nominal amount | Financial guarantees | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	1,155	1,134
Allowance for ECL
Disclosure of financial assets [line items]
Financial assets	(1,470)
Off-balance sheet commitments	(74)	(72)
Financial assets and off-balance sheet loan commitments	(1,446)	(1,240)
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,372)	(1,168)
Allowance for ECL | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,224)	(1,154)
Allowance for ECL | Loans and advances to banks at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(35)	(5)
Allowance for ECL | Other financial assets measured at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(113)	(9)
Allowance for ECL | – cash and balances at central banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – items in the course of collection from other banks | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – reverse repurchase agreements – non-trading | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | – financial investments | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	0	0
Allowance for ECL | Prepayments, accrued income and other assets | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(113)	(9)
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Disclosure of financial assets [line items]
Financial assets	(24)	(19)
Allowance for ECL | – personal | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(126)	(163)
Allowance for ECL | – corporate and commercial | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(1,021)	(964)
Allowance for ECL | – non-bank financial institutions | Loans and advances to customers at amortised cost | Debt instruments measured at amortised cost
Disclosure of financial assets [line items]
Financial assets	(77)	(27)
Allowance for ECL | Loans and other credit related commitments
Disclosure of financial assets [line items]
Off-balance sheet commitments	(59)	(55)
Allowance for ECL | Loans and other credit related commitments | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	(1)
Allowance for ECL | Loans and other credit related commitments | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(54)	(48)
Allowance for ECL | Loans and other credit related commitments | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	(5)	(6)
Allowance for ECL | Financial guarantees
Disclosure of financial assets [line items]
Off-balance sheet commitments	(15)	(17)
Allowance for ECL | Financial guarantees | – personal
Disclosure of financial assets [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Financial guarantees | – corporate and commercial
Disclosure of financial assets [line items]
Off-balance sheet commitments	(14)	(16)
Allowance for ECL | Financial guarantees | – non-bank financial institutions
Disclosure of financial assets [line items]
Off-balance sheet commitments	£ (1)	£ (1)